Derivative financial instruments - Assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Non-current assets	$ 228	$ 74	$ 102
Current assets	116	87	83
Current liabilities	(156)	(93)	(79)
Non-current liabilities	(38)	(164)	(45)
Total	150	(96)	61
Increase (decrease) in derivatives through reclassifications	$ 0
Maximum
Disclosure of detailed information about hedges
Typical maturity period of forward exchange contracts for existing transactions	1 month
Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets			25
Current assets		1
Total		1	25
Other derivatives
Disclosure of detailed information about hedges
Non-current assets	$ 12	19	15
Current assets	97	85	70
Current liabilities	(122)	(80)	(79)
Total	(13)	24	6
Equity warrants
Disclosure of detailed information about hedges
Non-current assets	12	19	15
Cash flow hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	116
Current liabilities	(30)
Non-current liabilities	(37)	(160)	(43)
Total	49	(160)	(43)
Cash flow hedges | Forward contract
Disclosure of detailed information about hedges
Current assets	19	1	13
Current liabilities	(4)	(13)
Total	15	(12)	13
Net investment hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	100	55	62
Non-current liabilities	(1)	(4)	(2)
Total	$ 99	$ 51	$ 60